Summary of Changes in Fair Value of Liabilities (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Warrant Liability
Beginning Balance	$ (3,705,472)	$ (3,420,780)
Purchases, sales and settlements
Warrants issued
Total gains or losses
Unrealized depreciation	2,105,979	(284,692)
Ending Balance	$ (1,599,493)	$ (3,705,472)